Acquisitions (Details) (USD $)	3 Months Ended		3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Chatom Processing, Gathering and Fraftionation Plant [Member] mi	Jul. 02, 2012 Chatom Processing, Gathering and Fraftionation Plant [Member]
Pro Forma Consolidation
Business Acquisition, Pro Forma Revenue			$ 66,517,000
Business Acquisition, Pro Forma Net Income (Loss)			2,546,000
Consideration transferred to acquire the Chatom Assets
Cash				51,377,000
Unbilled revenue				4,535,000
Property, plant and equipment, net	222,087,000	223,819,000		58,279,000
Asset retirement cost				(452,000)
Accounts payable	3,644,000	5,527,000		399,000
Accrued gas purchases	18,359,000	17,034,000		3,631,000
Asset retirement obligation				452,000
Non-controlling interest	7,383,000	7,438,000		7,407,000
Total identifiable net assets				51,377,000
Acquisition (Textual) [Abstract]
Total cash consideration				$ 51,400,000
Chatom Assets Location			15
Capacity of Refrigeration Processing Plant			25
Fractionation unit			1,900
Long-ton per day sulfur recovery			160
Gas Gathering System			29
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	12.60%
Assumed Cost of Capital	9.25%
Inflationary Cost	2.50%
Effective Income Tax Rate, Continuing Operations	35.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	6.50%